Investments	12 Months Ended
Dec. 31, 2025
Employees' Profit Sharing and 401(k) Plan
Investments
Investments
3.	Investments

The tables below set forth by level within the fair value hierarchy the Plan’s investments as of December 31, 2025 and 2024.

	Investment Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Company common stock	$108,690,938	$—	$—	$108,690,938
Money market funds	2,132,168	—	—	2,132,168
Mutual funds	209,577,409	—	—	209,577,409
Total assets in fair value hierarchy	320,400,515	—	—	320,400,515
Investments measured at net asset value*	—	—	—	446,295,500
Total investments at fair value	$320,400,515	$—	$—	$766,696,015

	Investment Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Company common stock	$160,064,047	$—	$—	$160,064,047
Money market funds	3,244,471	—	—	3,244,471
Mutual funds	534,967,618	—	—	534,967,618
Total assets in fair value hierarchy	698,276,136	—	—	698,276,136
Investments measured at net asset value*	—	—	—	63,259,622
Total investments at fair value	$698,276,136	$—	$—	$761,535,758

* The investment in the collective investment trusts is measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and has not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.